UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05440

MFS INTERMEDIATE INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2019

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

April 30, 2019

MFS® Intermediate Income Trust

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site, and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-637-2304 or by logging into your Investor Center account at www.computershare.com/investor.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-637-2304 to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

MIN-SEM

MANAGED DISTRIBUTION POLICY DISCLOSURE

The MFS Intermediate Income Trust’s (the fund) Board of Trustees adopted a managed distribution policy. The fund seeks to pay monthly distributions based on an annual rate of 8.50% of the fund’s average monthly net asset value. The primary purpose of the managed distribution policy is to provide shareholders with a constant, but not guaranteed, fixed minimum rate of distribution each month. You should not draw any conclusions about the fund’s investment performance from the amount of the current distribution or from the terms of the fund’s managed distribution policy. The Board may amend or terminate the managed distribution policy at any time without prior notice to fund shareholders. The amendment or termination of the managed distribution policy could have an adverse effect on the market price of the fund’s shares.

With each distribution, the fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other related information. The amounts and sources of distributions reported in the notice to shareholders are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to Financial Statements for information regarding the tax character of the fund’s distributions.

Under a managed distribution policy the fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. Any such returns of capital will decrease the fund’s total assets and, therefore, could have the effect of increasing the fund’s expense ratio. In addition, in order to make the level of distributions called for under its managed distribution policy, the fund may have to sell portfolio securities at a less than opportune time. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with ‘yield’ or ‘income’. The fund’s total return in relation to changes in net asset value is presented in the Financial Highlights.

MFS® Intermediate Income Trust

New York Stock Exchange Symbol: MIN

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Markets experienced a bout of volatility in late 2018 as a result of higher interest rates, international trade friction, and geopolitical uncertainty surrounding issues such as

Brexit. Those concerns dissipated in the early months of 2019 due to the more dovish posture of the U.S. Federal Reserve and other global central banks, reported progress toward a trade pact between the United States and China, and action against a no-deal Brexit by the British Parliament. However, a last-minute breakdown in negotiations between the U.S. and China derailed the market’s momentum and increased concerns over the future pace of global growth. Compounding Brexit uncertainty was the resignation of British Prime Minister Theresa May, potentially ushering in a harder form of Brexit than she had advocated. U.S. equities have continued to outperform their global peers due in part to fiscal stimulus undertaken in late 2017 and early 2018, which contributed to the continuation of relatively healthy levels of U.S. economic output against a backdrop of slower global growth. Inflation remains largely subdued globally, which is encouraging for asset markets. Rising incomes in many developed and emerging markets are supportive of gains in consumption, though a challenging environment for global trade has hindered manufacturing in most regions.

Since launching the first U.S. open-end mutual fund in 1924, MFS® has been committed to a single purpose: to create value by allocating capital responsibly for clients. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to uncover what we believe are the best investment opportunities in the market.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

June 17, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Investment Grade Corporates	49.9%
U.S. Treasury Securities	37.0%
Emerging Markets Bonds	3.1%
Municipal Bonds	2.8%
Commercial Mortgage-Backed Securities	1.6%
Asset-Backed Securities	1.5%
Mortgage-Backed Securities	1.4%
U.S. Government Agencies	0.7%
Collateralized Debt Obligations	0.7%
Non-U.S. Government Bonds	0.5%
Residential Mortgage-Backed Securities	0.5%

Composition including fixed income credit quality (a)(i)
AAA	4.8%
AA	3.0%
A	16.7%
BBB	34.5%
BB	0.9%
D	0.6%
U.S. Government	37.1%
Federal Agencies	2.1%
Cash & Cash Equivalents	0.3%

Portfolio facts (i)
Average Duration (d)	3.8
Average Effective Maturity (m)	4.4 yrs.

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

Portfolio Composition – continued

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of April 30, 2019.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

Portfolio Manager	Primary Role	Since	Title and Five Year History
Geoffrey Schechter	Lead Portfolio Manager	2017	Investment Officer of MFS; employed in the investment management area of MFS since 1993.

Alexander Mackey	Investment Grade Debt Instruments Portfolio Manager	2017	Investment Officer of MFS: employed in the investment management area of MFS since 2001.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s concurrent liquidation.

The fund’s target annual distribution rate is calculated based on an annual rate of 8.50% of the fund’s average monthly net asset value, not a fixed share price, and the fund’s dividend amount will fluctuate with changes in the fund’s average monthly net assets.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

4/30/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 99.0%

Issuer	Shares/Par	Value ($)
Asset-Backed & Securitized - 4.2%
Chesapeake Funding II LLC, 2016-1A, “A2”, FLR, 3.622% (LIBOR - 1mo. + 1.15%), 3/15/2028 (n)	$186,913	$187,127
Chesapeake Funding II LLC, 2017-3A, “A2”, FLR, 2.812% (LIBOR - 1mo. + 0.34%), 8/15/2029 (n)	2,974,707	2,975,391
Colony Starwood Homes, 2016-2A, “A”, FLR, 3.722% (LIBOR - 1mo. + 1.25%), 12/17/2033 (n)	1,110,181	1,110,178
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	1,676,352	1,715,105
Enterprise Fleet Financing LLC, 2017-1, “A2”, 2.13%, 7/20/2022 (n)	331,623	330,693
Falcon Franchise Loan LLC, 8.45%, 1/05/2023 (i)(z)	105,051	4,079
Flagship Credit Auto Trust, 2016-1, “A”, 2.77%, 12/15/2020 (n)	551	551
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/2025 (n)	339,000	338,921
Ford Credit Auto Owner Trust, 2014-2, “A”, 2.31%, 4/15/2026 (n)	1,247,000	1,244,154
GMF Floorplan Owner Revolving Trust, 2017-A1, “A”, 2.22%, 1/18/2022 (n)	1,290,000	1,285,540
GS Mortgage Securities Trust, 4.592%, 8/10/2043 (n)	2,570,000	2,602,080
Hertz Fleet Lease Funding LP, 2016-1, “A2”, 1.96%, 4/10/2030 (n)	227,459	227,233
JPMorgan Chase & Co., 4.717%, 2/15/2046 (n)	2,222,907	2,282,066
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 3.496% (LIBOR - 3mo. + 0.9%), 4/15/2028 (n)	1,117,883	1,108,426
Shackleton CLO Ltd., 2015-8A, “A1R”, FLR, 3.511% (LIBOR - 3mo. + 1.51%), 10/20/2027 (n)	1,998,000	1,992,346
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	259,535	258,638
Tricon American Homes Trust, 2015-SFR1, “1A”, 2.589%, 11/17/2033 (n)	1,288,533	1,273,904
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	875,000	889,152

		$19,825,584
Automotive - 1.8%
BMW US Capital LLC, 3.1%, 4/12/2021 (n)	$1,770,000	$1,783,544
Ford Motor Credit Co. LLC, 5.085%, 1/07/2021	1,074,000	1,102,024
General Motors Financial Co., Inc., 3.95%, 4/13/2024	4,000,000	4,042,350
Hyundai Capital America, 3.75%, 7/08/2021 (n)	1,769,000	1,784,734

		$8,712,652
Broadcasting - 0.3%
Time Warner, Inc., 3.8%, 2/15/2027	$1,231,000	$1,238,171

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Brokerage & Asset Managers - 0.7%
E*TRADE Financial Corp., 2.95%, 8/24/2022	$3,500,000	$3,496,886

Building - 0.6%
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	$2,946,000	$2,836,641

Business Services - 0.2%
Fidelity National Information Services, Inc., 5%, 10/15/2025	$751,000	$817,360

Cable TV - 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	$1,350,000	$1,430,603
Time Warner Cable, Inc., 4%, 9/01/2021	2,770,000	2,822,842

		$4,253,445
Chemicals - 1.2%
Sasol Chemicals (USA) LLC, 5.875%, 3/27/2024	$1,535,000	$1,628,902
Sherwin-Williams Co., 3.125%, 6/01/2024	4,000,000	3,989,498

		$5,618,400
Computer Software - 1.1%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)	$2,054,000	$2,103,863
Microsoft Corp., 3.125%, 11/03/2025	3,110,000	3,177,487

		$5,281,350
Computer Software - Systems - 0.6%
Apple, Inc., 3.35%, 2/09/2027	$2,700,000	$2,749,520

Conglomerates - 2.5%
Roper Technologies, Inc., 2.8%, 12/15/2021	$651,000	$649,245
United Technologies Corp., 3.1%, 6/01/2022	947,000	953,554
United Technologies Corp., 3.65%, 8/16/2023	3,321,000	3,404,022
United Technologies Corp., 3.125%, 5/04/2027	2,000,000	1,967,809
United Technologies Corp., 4.125%, 11/16/2028	1,753,000	1,828,700
Wabtec Corp., 4.95%, 9/15/2028	2,973,000	3,063,385

		$11,866,715
Consumer Products - 1.3%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	$2,274,000	$2,333,640
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	4,000,000	3,921,061

		$6,254,701
Consumer Services - 1.4%
Alibaba Group Holding Ltd., 2.8%, 6/06/2023	$1,605,000	$1,587,193
Priceline Group, Inc., 3.55%, 3/15/2028	2,737,000	2,763,986

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Consumer Services - continued
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2026 (n)	$480,000	$329,697
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2027 (n)	1,525,000	1,015,516
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2029 (n)	1,392,000	796,968
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2031 (n)	480,000	253,333

		$6,746,693
Defense Electronics - 0.3%
BAE Systems Holdings, Inc., 6.375%, 6/01/2019 (n)	$1,400,000	$1,403,668

Electrical Equipment - 0.4%
Molex Electronic Technologies LLC, 2.878%, 4/15/2020 (n)	$1,703,000	$1,700,436

Electronics - 1.3%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027	$3,900,000	$3,721,576
Broadcom, Inc., 4.75%, 4/15/2029 (z)	1,150,000	1,142,554
Microchip Technology, Inc., 3.922%, 6/01/2021 (n)	1,213,000	1,230,468

		$6,094,598
Emerging Market Quasi-Sovereign - 0.6%
Corporacion Financiera de Desarrollo S.A., 4.75%, 2/08/2022 (n)	$228,000	$235,627
Petroleos Mexicanos, 6%, 3/05/2020	1,890,000	1,928,140
Sinopec Capital (2013) Ltd., 3.125%, 4/24/2023 (n)	733,000	728,527

		$2,892,294
Emerging Market Sovereign - 0.2%
Republic of Poland, 5%, 3/23/2022	$772,000	$819,872

Energy - Integrated - 0.9%
BP Capital Markets PLC, 4.5%, 10/01/2020	$853,000	$874,203
BP Capital Markets PLC, 4.742%, 3/11/2021	1,810,000	1,878,129
Eni S.p.A., 4%, 9/12/2023 (n)	1,327,000	1,360,308

		$4,112,640
Financial Institutions - 0.7%
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (z)	$3,123,000	$3,103,107

Food & Beverages - 2.5%
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023	$3,198,000	$3,241,118
Conagra Brands, Inc., 4.6%, 11/01/2025	2,987,000	3,156,754

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Food & Beverages - continued
Constellation Brands, Inc., 4.4%, 11/15/2025	$3,306,000	$3,493,616
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)	1,876,000	1,894,417

		$11,785,905
Health Maintenance Organizations - 0.4%
Halfmoon Parent, Inc., FLR, 3.264% (LIBOR - 3mo. + 0.65%), 9/17/2021 (n)	$2,000,000	$2,000,521

Insurance - 1.5%
American International Group, Inc., 3.75%, 7/10/2025	$2,808,000	$2,838,457
American International Group, Inc., 3.9%, 4/01/2026	2,850,000	2,883,310
Metropolitan Life Global Funding I, 2%, 4/14/2020 (n)	1,600,000	1,589,794

		$7,311,561
Insurance - Property & Casualty - 0.7%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$3,110,000	$3,086,353

International Market Quasi-Sovereign - 0.5%
Dexia Credit Local S.A., 1.875%, 9/15/2021 (n)	$2,510,000	$2,471,579

Internet - 0.3%
Baidu, Inc., 3.875%, 9/29/2023	$1,361,000	$1,386,459

Machinery & Tools - 0.7%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$472,000	$482,367
CNH Industrial Capital LLC, 3.85%, 11/15/2027	3,066,000	2,931,083

		$3,413,450
Major Banks - 13.9%
Bank of America Corp., 2.151%, 11/09/2020	$750,000	$743,930
Bank of America Corp., 3.124% to 1/20/2022, FLR (LIBOR - 3mo. + 1.16%) to 1/20/2023	5,400,000	5,415,883
Bank of America Corp., 4.125%, 1/22/2024	2,876,000	3,013,656
Bank of New York Mellon Corp., 3.5%, 4/28/2023	3,446,000	3,533,482
Barclays PLC, 4.61% to 2/15/2022, FLR (LIBOR - 3mo. + 1.4%) to 2/15/2023	3,857,000	3,952,495
Commonwealth Bank of Australia, 5%, 10/15/2019 (n)	2,560,000	2,588,196
Credit Suisse Group AG, 3.574%, 1/09/2023 (n)	1,500,000	1,512,512
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	915,000	992,698
Credit Suisse Group AG, 3.869%, 1/12/2029 (n)	2,076,000	2,058,236
Goldman Sachs Group, Inc., 5.75%, 1/24/2022	1,924,000	2,063,586
Goldman Sachs Group, Inc., 3%, 4/26/2022	1,720,000	1,721,183
Goldman Sachs Group, Inc., 2.908% to 6/05/2022, FLR (LIBOR - 3mo. + 1.053%) to 6/05/2023	1,750,000	1,735,247

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
HSBC Holdings PLC, 3.262% to 3/13/2022, FLR (LIBOR - 3mo. + 1.055%) to 3/13/2023	$4,000,000	$4,028,311
HSBC Holdings PLC, 3.033% to 11/22/2022, FLR (LIBOR - 3mo. + 0.923%) to 11/22/2023	1,500,000	1,499,567
ING Bank N.V., 5.8%, 9/25/2023 (n)	2,912,000	3,179,579
JPMorgan Chase & Co., 4.625%, 5/10/2021	2,890,000	2,994,416
JPMorgan Chase & Co., 3.125%, 1/23/2025	3,500,000	3,502,706
Lloyds Bank PLC, 3.75%, 1/11/2027	1,400,000	1,388,558
Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/01/2021	656,000	657,972
Morgan Stanley, 5.625%, 9/23/2019	640,000	646,941
Morgan Stanley, 3.875%, 1/27/2026	5,400,000	5,533,972
NatWest Markets PLC, 3.625%, 9/29/2022 (n)	800,000	801,875
Royal Bank of Scotland Group, PLC, FLR, 4.892% (LIBOR - 3mo. + 1.754%), 5/18/2029	2,442,000	2,552,288
Skandinaviska Enskilda Banken AB, 2.45%, 5/27/2020 (n)	1,810,000	1,803,212
Sumitomo Mitsui Financial Group, Inc., 3.102%, 1/17/2023	1,145,000	1,151,540
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	2,449,000	2,550,183
UBS Group Funding Ltd., 3%, 4/15/2021 (n)	2,505,000	2,510,589
UBS Group Funding Ltd., FLR, 4.041% (LIBOR - 3mo. + 1.44%), 9/24/2020 (n)	1,680,000	1,705,343

		$65,838,156
Medical Equipment - 0.3%
Abbott Laboratories, 3.4%, 11/30/2023	$1,600,000	$1,635,057

Metals & Mining - 0.7%
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	$1,518,000	$1,550,713
Glencore Funding LLC, 3.875%, 10/27/2027 (n)	1,887,000	1,818,079

		$3,368,792
Midstream - 1.5%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 3.5%, 12/01/2022	$1,584,000	$1,601,470
Kinder Morgan Energy Partners LP, 3.5%, 3/01/2021	1,854,000	1,870,445
MPLX LP, 4%, 3/15/2028	3,395,000	3,398,973

		$6,870,888
Mortgage-Backed - 1.4%
Fannie Mae, 5%, 5/01/2019 - 12/01/2020	$3,316	$3,379
Fannie Mae, 6.5%, 11/01/2031	686,630	776,254
Freddie Mac, 5%, 6/01/2019	2,272	2,305
Freddie Mac, 5.5%, 11/01/2019 - 6/01/2020	61,659	61,946
Freddie Mac, 4.224%, 3/25/2020	2,162,592	2,183,766
Freddie Mac, 6%, 5/01/2021 - 8/01/2034	18,651	19,886

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 3.064%, 8/25/2024	$1,457,127	$1,481,073
Freddie Mac, 3.243%, 4/25/2027	935,000	956,274
Freddie Mac, 3.187%, 9/25/2027	550,000	560,256
Ginnie Mae, 6%, 6/15/2033 - 10/15/2036	439,419	491,655
Ginnie Mae, 5.87%, 4/20/2058	23,408	25,968

		$6,562,762
Municipals - 2.8%
Bridgeview, IL, Stadium and Redevelopment Projects, 5.06%, 12/01/2025	$4,000,000	$4,006,920
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023	3,704,000	3,257,446
Puerto Rico Electric Power Authority Rev., “RR”, 5%, 7/01/2022	1,675,000	1,695,619
Solano, CA, Irrigation District Hydroelectric Rev. (Monticello Power Project), 5.47%, 1/01/2020	840,000	841,965
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “B”, 5%, 1/01/2036	3,435,000	3,292,482

		$13,094,432
Network & Telecom - 1.2%
AT&T, Inc., 3.4%, 5/15/2025	$5,400,000	$5,424,406

Oils - 0.9%
Marathon Petroleum Corp., 3.625%, 9/15/2024	$1,003,000	$1,014,352
Marathon Petroleum Corp., 3.8%, 4/01/2028 (n)	985,000	979,325
Valero Energy Corp., 3.4%, 9/15/2026	2,353,000	2,316,230

		$4,309,907
Other Banks & Diversified Financials - 1.9%
Citizens Bank N.A., 2.55%, 5/13/2021	$910,000	$905,781
Compass Bank, 3.5%, 6/11/2021	1,730,000	1,748,113
Compass Bank, 2.875%, 6/29/2022	1,826,000	1,816,721
Groupe BPCE S.A., 12.5% to 9/30/2019, FLR (LIBOR - 3mo. + 12.98%) to 8/29/2049 (n)	2,556,000	2,651,160
SunTrust Banks, Inc., 2.7%, 1/27/2022	1,803,000	1,795,666

		$8,917,441
Pharmaceuticals - 1.2%
Actavis Funding SCS, 3.45%, 3/15/2022	$3,000,000	$3,015,198
Celgene Corp., 2.75%, 2/15/2023	2,628,000	2,603,348

		$5,618,546
Restaurants - 0.8%
Starbucks Corp., 3.8%, 8/15/2025	$3,500,000	$3,629,447

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Retailers - 0.6%
Alimentation Couche-Tard, Inc., 2.7%, 7/26/2022 (n)	$2,700,000	$2,666,109

Supranational - 0.6%
Corporacion Andina de Fomento, 4.375%, 6/15/2022	$2,950,000	$3,059,888

Telecommunications - Wireless - 1.6%
American Tower Corp., REIT, 3.55%, 7/15/2027	$4,000,000	$3,941,563
Crown Castle International Corp., 3.65%, 9/01/2027	947,000	938,300
SBA Tower Trust, 2.877%, 7/09/2021 (n)	586,000	582,767
SBA Tower Trust, 2.898%, 10/15/2044 (n)	1,920,000	1,918,081

		$7,380,711
Tobacco - 0.9%
Altria Group, Inc., 4.4%, 2/14/2026	$888,000	$917,209
Reynolds American, Inc., 8.125%, 6/23/2019	1,316,000	1,325,721
Reynolds American, Inc., 6.875%, 5/01/2020	1,340,000	1,388,532
Reynolds American, Inc., 3.25%, 6/12/2020	614,000	616,270

		$4,247,732
Transportation - Services - 0.5%
TTX Co., 2.6%, 6/15/2020 (n)	$2,450,000	$2,446,411

U.S. Government Agencies and Equivalents - 0.7%
AID-Ukraine, 1.847%, 5/29/2020	$2,500,000	$2,488,880
Small Business Administration, 6.35%, 4/01/2021	34,659	35,319
Small Business Administration, 6.34%, 5/01/2021	49,775	50,434
Small Business Administration, 6.44%, 6/01/2021	53,407	54,397
Small Business Administration, 6.625%, 7/01/2021	57,967	59,055
Small Business Administration, 5.34%, 11/01/2021	197,677	200,437
Small Business Administration, 4.93%, 1/01/2024	111,522	115,069
Small Business Administration, 5.36%, 11/01/2025	184,340	192,694
Small Business Administration, 5.39%, 12/01/2025	136,435	142,398

		$3,338,683
U.S. Treasury Obligations - 36.8%
U.S. Treasury Notes, 2%, 1/31/2020	$9,750,000	$9,718,770
U.S. Treasury Notes, 2.625%, 8/15/2020	16,525,000	16,583,741
U.S. Treasury Notes, 2.375%, 3/15/2021	18,815,000	18,842,929
U.S. Treasury Notes, 1.75%, 11/30/2021	10,000,000	9,875,000
U.S. Treasury Notes, 1.75%, 2/28/2022	14,420,000	14,225,105
U.S. Treasury Notes, 1.75%, 5/15/2022	13,500,000	13,303,301
U.S. Treasury Notes, 2.125%, 12/31/2022	14,635,000	14,568,685
U.S. Treasury Notes, 2.5%, 8/15/2023	9,210,000	9,295,264
U.S. Treasury Notes, 2.75%, 2/15/2024	8,385,000	8,560,561

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Notes, 2.375%, 8/15/2024	$9,230,000	$9,260,286
U.S. Treasury Notes, 2%, 2/15/2025	9,900,000	9,716,695
U.S. Treasury Notes, 2%, 8/15/2025	5,225,000	5,110,703
U.S. Treasury Notes, 2.25%, 11/15/2025	14,255,000	14,139,178
U.S. Treasury Notes, 1.625%, 5/15/2026	4,080,000	3,874,566
U.S. Treasury Notes, 2%, 11/15/2026	9,335,000	9,061,149
U.S. Treasury Notes, 2.375%, 5/15/2027	4,075,000	4,053,670
U.S. Treasury Notes, 2.75%, 2/15/2028	3,650,000	3,727,420

		$173,917,023
Utilities - Electric Power - 2.9%
Emera U.S. Finance LP, 2.7%, 6/15/2021	$492,000	$488,735
Enel Finance International N.V., 2.75%, 4/06/2023 (n)	3,500,000	3,407,105
Enel Finance International N.V., 4.875%, 6/14/2029 (n)	1,615,000	1,682,820
Enersis Americas S.A., 4%, 10/25/2026	252,000	249,543
Eversource Energy, 2.5%, 3/15/2021	1,000,000	994,730
FirstEnergy Corp., 3.9%, 7/15/2027	2,827,000	2,865,830
Oncor Electric Delivery Co., 4.1%, 6/01/2022	2,206,000	2,285,475
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	546,000	563,571
Transelec S.A., 4.625%, 7/26/2023 (n)	927,000	955,746
Transelec S.A., 4.25%, 1/14/2025 (n)	228,000	232,560

		$13,726,115
Total Bonds (Identified Cost, $462,914,158)		$467,333,067

Investment Companies (h) - 0.3%
Money Market Funds - 0.3%
MFS Institutional Money Market Portfolio, 2.48% (v) (Identified Cost, $1,523,954)	1,523,954	$1,523,954

Other Assets, Less Liabilities - 0.7%		3,450,897
Net Assets - 100.0%		$472,307,918

(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $1,523,954 and $467,333,067, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $87,311,819, representing 18.5% of net assets.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)

Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024	4/11/19-4/12/19	$3,106,352	$3,103,107
Broadcom, Inc., 4.75%, 4/15/2029	3/29/19	1,144,568	1,142,554
Falcon Franchise Loan LLC, 8.45%, 1/05/2023	1/18/02	4,079	4,079
Total Restricted Securities			$4,249,740
% of Net assets			0.9%

The following abbreviations are used in this report and are defined:

CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/19 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $462,914,158)	$467,333,067
Investments in affiliated issuers, at value (identified cost, $1,523,954)	1,523,954
Receivables for
Interest	3,657,452
Other assets	77,916
Total assets	$472,592,389

Liabilities
Payables for
Distributions	$109,274
Payable to affiliates
Investment adviser	13,609
Transfer agent and dividend disbursing costs	9,580
Payable for independent Trustees’ compensation	19,433
Accrued expenses and other liabilities	132,575
Total liabilities	$284,471
Net assets	$472,307,918

Net assets consist of
Paid-in capital	$487,499,491
Total distributable earnings (loss)	(15,191,573)
Net assets	$472,307,918
Shares of beneficial interest outstanding (116,960,180 shares authorized less 56,000 capital shares to be retired)	116,904,180
Net asset value per share (net assets of $472,307,918 / 116,904,180 shares of beneficial interest outstanding)	$4.04

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/19 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$7,632,062
Dividends from affiliated issuers	42,684
Total investment income	$7,674,746
Expenses
Management fee	$1,187,826
Transfer agent and dividend disbursing costs	49,528
Administrative services fee	37,087
Independent Trustees’ compensation	53,173
Stock exchange fee	56,762
Custodian fee	14,764
Shareholder communications	84,499
Audit and tax fees	40,902
Legal fees	5,647
Miscellaneous	22,736
Total expenses	$1,552,924
Net investment income (loss)	$6,121,822

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(54,815)
Affiliated issuers	666
Net realized gain (loss)	$(54,149)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$14,491,954
Net realized and unrealized gain (loss)	$14,437,805
Change in net assets from operations	$20,559,627

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 4/30/19	Year ended 10/31/18
Change in net assets	(unaudited)

From operations
Net investment income (loss)	$6,121,822	$11,563,873
Net realized gain (loss)	(54,149)	(3,226,757)
Net unrealized gain (loss)	14,491,954	(15,721,723)
Change in net assets from operations	$20,559,627	$(7,384,607)
Distributions to shareholders	$(6,220,120)	$(11,840,496)
Tax return of capital distributions to shareholders	$—	$(30,773,391)
Distributions from other sources	$(13,831,582)	$—
Change in net assets from fund share transactions	$(1,777,421)	$(1,288,339)
Total change in net assets	$(1,269,496)	$(51,286,833)

Net assets
At beginning of period	473,577,414	524,864,247
At end of period	$472,307,918	$473,577,414

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/19 (unaudited)		Year ended
			10/31/18	10/31/17		10/31/16	10/31/15	10/31/14

Net asset value, beginning of period	$4.03		$4.46	$4.80		$5.05	$5.44	$5.76

Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.10	$0.10	(c)	$0.11	$0.12	$0.15
Net realized and unrealized gain (loss)	0.13		(0.17)	(0.05)		0.06	(0.06)	0.01
Total from investment operations	$0.18		$(0.07)	$0.05		$0.17	$0.06	$0.16

Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.10)	$(0.02)		$(0.08)	$(0.25)	$(0.21)
From tax return of capital	—		(0.26)	(0.37)		(0.34)	(0.20)	(0.27)
From other sources	(0.12)		—	—		—	—	—
Total distributions declared to shareholders	$(0.17)		$(0.36)	$(0.39)		$(0.42)	$(0.45)	$(0.48)
Net increase from repurchase of capital shares	$0.00	(w)	$0.00 (w)	$—		$0.00 (w)	$0.00 (w)	$—
Net asset value, end of period (x)	$4.04		$4.03	$4.46		$4.80	$5.05	$5.44
Market value, end of period	$3.75		$3.69	$4.24		$4.45	$4.56	$5.05
Total return at market value (%)	6.37	(n)	(4.56)	4.30		6.93	(0.82)	4.78
Total return at net asset value (%) (j)(r)(s)(x)	4.93	(n)	(0.90)	1.72	(c)	4.15	1.96	3.47

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.66	(a)	0.64	0.61	(c)	0.64	0.64	0.65
Expenses after expense reductions (f)	N/A		N/A	N/A		N/A	N/A	0.65
Net investment income (loss)	2.62	(a)	2.33	2.07	(c)	2.16	2.22	2.66
Portfolio turnover	11	(n)	50	65		19	31	25
Net assets at end of period (000 omitted)	$472,308		$473,577	$524,864		$565,316	$594,492	$641,942

Financial Highlights – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns at net asset value have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Intermediate Income Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables –Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management has evaluated the potential impacts of ASU 2017-08 and believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at

Notes to Financial Statements (unaudited) – continued

issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes

Notes to Financial Statements (unaudited) – continued

unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$177,255,706	$—	$177,255,706
Non-U.S. Sovereign Debt	—	9,243,632	—	9,243,632
Municipal Bonds	—	13,094,432	—	13,094,432
U.S. Corporate Bonds	—	161,652,844	—	161,652,844
Residential Mortgage-Backed Securities	—	8,946,844	—	8,946,844
Commercial Mortgage-Backed Securities	—	7,492,482	—	7,492,482
Asset-Backed Securities (including CDOs)	—	9,949,020	—	9,949,020
Foreign Bonds	—	79,698,107	—	79,698,107
Mutual Funds	1,523,954	—	—	1,523,954
Total	$1,523,954	$467,333,067	$—	$468,857,021

For further information regarding security characteristics, see the Portfolio of Investments.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount

Notes to Financial Statements (unaudited) – continued

is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage- backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate the counterparty credit risk on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Notes to Financial Statements (unaudited) – continued

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. The fund seeks to pay monthly distributions based on an annual rate of 8.50% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital or, to the extent the fund has long-term gains and a capital loss carryforward, distributions of current year long-term gains may be recharacterized as ordinary income. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

During the year ended October 31, 2018, there were no significant adjustments due to differences between book and tax accounting.

For the six months ended April 30, 2019, the amount of distributions estimated to be a tax return of capital was approximately $13,831,582 which is reported as distributions from other sources in the Statements of Changes in Net Assets.

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 10/31/18
Ordinary income (including any short-term capital gains)	$11,840,496
Tax return of capital (b)	30,773,391

Total distributions	$42,613,887

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/19

Cost of investments	$465,080,088
Gross appreciation	5,948,001

Gross depreciation	(2,171,068)
Net unrealized appreciation (depreciation)	$3,776,933

As of 10/31/18

Capital loss carryforwards	(4,950,000)
Other temporary differences	(133,282)
Net unrealized appreciation (depreciation)	(10,616,216)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of October 31, 2018, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(2,963,796)
Long-Term	(1,986,204)
Total	$(4,950,000)

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.32% of the fund’s average daily net assets and 5.65% of gross income. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. MFS has agreed to reduce its management fee to the lesser of the contractual management fee as set forth above or 0.85% of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until October 31, 2019. For the six months ended April 30, 2019, the fund’s average daily net assets and gross income fees did not meet the thresholds required to

Notes to Financial Statements (unaudited) – continued

waive the management fee under this agreement. The management fee, from net assets and gross income, incurred for the six months ended April 30, 2019 was equivalent to an annual effective rate of 0.51% of the fund’s average daily net assets.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended April 30, 2019, these fees paid to MFSC amounted to $14,632.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2019 was equivalent to an annual effective rate of 0.0159% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $2,788 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended April 30, 2019. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $14,829 at April 30, 2019, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended April 30, 2019, the fee paid by the fund under this agreement was $428 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

Notes to Financial Statements (unaudited) – continued

(4) Portfolio Securities

For the six months ended April 30, 2019, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$19,334,575	$35,581,050
Non-U.S. Government securities	$31,089,470	$34,747,226

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. The fund repurchased 482,936 shares of beneficial interest during the six months ended April 30, 2019 at an average price per share of $3.68 and a weighted average discount of 8.44% per share. The fund repurchased 345,558 shares of beneficial interest during the year ended October 31, 2018 at an average price per share of $3.73 and a weighted average discount of 8.28% per share. Transactions in fund shares were as follows:

	Six months ended 4/30/19		Year ended 10/31/18

	Shares	Amount	Shares	Amount
Capital shares reacquired	(482,936)	$(1,777,421)	(345,558)	$(1,288,339)

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2019, the fund’s commitment fee and interest expense were $1,432 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,930	$42,453,708	$40,936,350	$666	$—	$1,523,954

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$42,684	$—

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of MFS Intermediate Income Trust:

Results of Review of Interim Financial Statements

We have reviewed the accompanying statement of assets and liabilities of MFS Intermediate Income Trust (the “Trust”), including the portfolio of investments, as of April 30, 2019, and the related statements of operations and changes in net assets and financial highlights for the six-month period ended April 30, 2019, and the related notes. Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with accounting principles generally accepted in the United States of America. We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), the statement of changes in net assets for the year ended October 31, 2018, and the financial highlights for each of the five years in the period ended October 31, 2018, and in our report dated December 14, 2018, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Basis for Review Results

These interim financial statements and financial highlights are the responsibility of the Trust’s management. We conducted our review in accordance with the standards of the PCAOB. A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the PCAOB, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 17, 2019

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/closedendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/closedendfunds by choosing the fund’s name.

Additional information about the fund (e.g., performance, dividends and the fund’s price history) is also available by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of mfs.com.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, transfer agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

CONTACT US

TRANSFER AGENT, REGISTRAR, AND

DIVIDEND DISBURSING AGENT

CALL

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

WRITE

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

New York Stock Exchange Symbol: MIN

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for MFS Intermediate Income Trust is included as part of the report to shareholders under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during the period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Intermediate Income Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
11/01/18-11/30/18	226,497	3.67	226,497	11,266,376
12/01/18-12/31/18	121,506	3.68	121,506	11,144,870
1/01/19-1/31/19	78,933	3.69	78,933	11,065,937
2/01/19-2/28/19	0	N/A	0	11,065,937
3/01/19-3/31/19	0	N/A	0	11,065,937
4/01/19-4/30/19	56,000	3.72	56,000	11,009,937

Total	482,936	3.68	482,936

Note: The Board approved procedures to repurchase shares and reviews the results periodically. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on October 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (October 1 through the following September 30) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (October 1). The aggregate number of shares available for purchase for the October 1, 2018 plan year is 11,766,026.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto as EX-99.906CERT.

(c)	Notices to Trust’s common shareholders in accordance with Investment Company Act Section 19(a) and Rule 19a-1. Attached hereto as EX-99.19a-1.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMEDIATE INCOME TRUST

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: June 17, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: June 17, 2019

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 17, 2019

*	Print name and title of each signing officer under his or her signature.